[FONTAINE TRUST LETTERHEAD]

May 7, 1997



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  The Fontaine Trust (the "Registrant")
File Nos. 33-29678 and 811-5835

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and the Statement of Additional Information for the Fontaine Trust, each dated May 1, 1997, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in the most recent amendment to the registration statement and that such amendment was filed electronically via EDGAR on May 1, 1997.

Very truly yours,

/s/ Andrew J. McLoughlin

Andrew J. McLoughlin